ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consist of the following as of December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019

Payroll and social security payable	$230,430	$342,040
Bonus payable	820,140	47,367
Other payables and accrued liabilities	96,960	71,283
Total Accounts Payable and Accrued Liabilities	$1,147,530	$460,690